UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 12.3%
Consumer Discretionary 1.6%
Comcast Cable Holdings LLC:
7.125%, 2/15/2028	400,000	429,368
10.125%, 4/15/2022	1,980,000	2,640,898
Comcast Corp., 5.875%, 2/15/2018	64,000	63,696
DaimlerChrysler NA Holding Corp., Series E, 5.901% *, 10/31/2008	4,858,000	4,879,531

TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,940,292
Time Warner, Inc.:
7.57%, 2/1/2024	6,245,000	6,875,096
7.625%, 4/15/2031	268,000	300,405
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	3,098,367
6.25%, 4/30/2016	306,000	304,819
6.875%, 4/30/2036	2,400,000	2,390,657

		23,923,129
Energy 0.8%
Anadarko Petroleum Corp., 5.76% *, 9/15/2009	4,840,000	4,852,168
Enterprise Products Operating LP:
4.95%, 6/1/2010	2,015,000	1,980,614
Series B, 5.0%, 3/1/2015	657,000	618,623
Series B, 6.375%, 2/1/2013	114,000	117,044
7.5%, 2/1/2011	3,769,000	4,012,130
Sempra Energy, 4.621%, 5/17/2007	545,000	543,537

		12,124,116
Financials 4.9%
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	9,311,057
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	6,738,843
CIT Group, Inc., 6.1%, 3/15/2067	1,980,000	1,974,824
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,438,950
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,455,000	2,945,693
ERP Operating LP, 6.95%, 3/2/2011	432,000	455,225
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	4,163,913
Health Care Property Investors, Inc., (REIT), 6.0%, 1/30/2017	3,240,000	3,203,981
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	2,980,000	2,884,789
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	5,685,000	5,837,449
Morgan Stanley, 5.45%, 1/9/2017	7,355,000	7,197,809
Nelnet, Inc., 7.4%, 9/29/2036	1,700,000	1,742,129
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	939,524
PNC Funding Corp., 6.875%, 7/15/2007	59,000	59,343
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	3,430,000	3,424,196
Suntrust Preferred Capital I, 5.853%, 12/15/2011	1,679,000	1,694,092
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,306,787
Wachovia Capital Trust III, 5.8%, 3/15/2042	8,135,000	8,191,083
Western Union Co., 144A, 6.2%, 11/17/2036	1,195,000	1,126,982
ZFS Finance USA Trust I, 144A, 6.15%, 12/15/2065	3,135,000	3,179,978

		71,816,647
Industrials 0.1%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,710,519	1,847,361
Materials 0.1%
Newmont Mining Corp., 5.875%, 4/1/2035	2,009,000	1,863,372
Telecommunication Services 0.4%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,081
Embarq Corp., 7.995%, 6/1/2036	2,257,000	2,345,782
Sprint Nextel Corp., 6.0%, 12/1/2016	4,060,000	3,947,083

		6,302,946
Utilities 4.4%
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	3,170,000	3,235,996
CC Funding Trust I, 6.9%, 2/16/2007	1,321,000	1,321,375

Centerior Energy Corp., Series B, 7.13%, 7/1/2007	173,000	174,073
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,421,840
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	3,710,000	3,789,769
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,889,528
Constellation Energy Group, 7.6%, 4/1/2032	880,000	1,023,950
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,714,333
5.0%, 2/15/2012	183,000	178,493
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	2,830,000	2,850,300
7.5%, 6/30/2066	6,575,000	7,092,038
Energy East Corp.:
6.75%, 6/15/2012	5,070,000	5,324,884
6.75%, 9/15/2033	970,000	1,016,228
6.75%, 7/15/2036	2,615,000	2,762,489
Entergy Louisiana LLC, 6.3%, 9/1/2035	1,095,000	1,074,448
Nevada Power Co., Series N, 6.65%, 4/1/2036	2,109,000	2,185,141
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,888,450
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016	5,135,000	5,143,848
TXU Corp., 7.46%, 1/1/2015	1,728,574	1,745,808
WPS Resources Corp., 6.11%, 12/1/2066	4,200,000	4,158,689

		63,991,680

Total Corporate Bonds (Cost $178,402,370)		181,869,251
Foreign Bonds - US$ Denominated 5.2%
Energy 0.4%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	5,960,000	5,948,116
Financials 3.9%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	3,187,832
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	2,520,000	2,521,449
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	4,153,000	4,001,445
Corp. Andina de Fomento, 5.75%, 1/12/2017	4,155,000	4,131,861
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	7,450,000	7,835,910
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	9,980,000	10,065,718
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	12,040,000	12,427,086
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,725,000	3,002,511
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 10/15/2015	10,695,000	10,409,379

		57,583,191
Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	615,000	613,463
6.8%, 10/1/2016	920,000	917,700

		1,531,163
Materials 0.5%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	4,683,000	4,562,909
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,438,000	2,440,543

		7,003,452
Telecommunication Services 0.3%
Telecom Italia Capital:
4.95%, 9/30/2014	1,850,000	1,703,833
5.25%, 11/15/2013	3,400,000	3,233,213

		4,937,046

Total Foreign Bonds - US$ Denominated (Cost $76,644,623)		77,002,968

Asset Backed 5.2%
Automobile Receivables 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010	112,452	112,343
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011	1,331,180	1,315,955

		1,428,298
Home Equity Loans 4.5%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	52,975	52,949
Chase Funding Mortgage Loan Asset-Backed Certificates, "2A2", Series 2003-4, 5.62% *, 5/25/2033	6,066,093	6,077,604
Citigroup Mortgage Loan Trust, Inc., "A1", Series 2006-WFH4, 5.37% *, 11/25/2036	9,470,567	9,470,536
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	6,999,449	6,933,282
"A6", Series 2006-15, 5.826%, 10/25/2046	2,505,000	2,523,971
"1AF6", Series 2006-11, 6.15%, 9/25/2046	6,555,000	6,680,086
Credit-Based Asset Servicing and Securitization, "AF1B", Series 2005-CB8, 5.451%, 12/25/2035	2,106,209	2,096,814
First Franklin Mortgage Loan Asset Backed Certificates, "A3", Series 2006-FF15, 5.37% *, 11/25/2036	6,014,904	6,014,886
Household Home Equity Loan Trust, "A1F", Series 2006-3, 5.98%, 3/20/2036	8,827,530	8,815,684
JPMorgan Mortgage Acquisition Corp., "A2", Series 2006-CH1, 5.37% *, 7/25/2036	9,316,284	9,315,527
Merrill Lynch Mortgage Investors Trust, "A1A", Series 2005-NCB, 5.451%, 7/25/2036	1,126,792	1,121,996
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,367,752
Residential Asset Securities Corp., "AI1", Series 2006-KS3, 5.39% *, 4/25/2036	2,249,587	2,250,070
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	706,565	704,696

		67,425,853
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	950,263	971,734
Utilities 0.5%
AEP Texas Central Transition Funding Corp., "A3", Series 2006-A, 5.09%, 7/1/2017	7,185,000	7,080,388

Total Asset Backed (Cost $76,933,738)		76,906,273
US Government Agency Sponsored Pass-Throughs 12.2%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	7,073,017	6,215,953
5.0%, 4/1/2035	4,861,600	4,681,194
5.5%, with various maturities from 10/1/2023 until 1/1/2034	7,262,834	7,187,727
6.5%, 1/1/2035	4,087,651	4,180,413
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	8,863,790	8,274,787
5.0%, with various maturities from 9/1/2023 until 5/1/2034	16,299,607	15,744,527
5.5%, with various maturities from 7/1/2024 until 4/1/2036 (a)	66,105,081	65,214,444
6.0%, with various maturities from 7/1/2017 until 4/1/2024 (a)	21,372,933	21,598,358
6.5%, with various maturities from 5/1/2023 until 9/1/2036	46,559,833	47,384,231
9.0%, 11/1/2030	57,859	61,259

Total US Government Agency Sponsored Pass-Throughs (Cost $181,465,942)		180,542,893
Commercial and Non-Agency Mortgage-Backed Securities 32.8%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	2,911,108	2,887,428
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,410,000	1,394,904
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	9,810,000	9,544,890
"A1A", Series 2000-1, 7.109%, 11/15/2031	27,834	28,069

Bear Stearns Adjustable Rate Mortgage Trust:
"2A1", Series 2004-12, 4.46% *, 2/25/2035	6,147,445	6,025,701
"A1", Series 2006-1, 4.625% *, 2/25/2036	15,031,262	14,737,692
"2A1", Series 2006-4, 5.836% *, 10/25/2036	6,106,680	6,123,526
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	10,828	10,629
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	6,128,160	6,063,757
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	5,349,000	5,096,804
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.545% *, 3/25/2036	11,446,430	11,405,589
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	3,238,754	3,291,425
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	7,986,201	8,030,338
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	12,626	12,556
"A2", Series 2003-21T1, 5.25%, 12/25/2033	4,197,807	4,153,451
"A4", Series 2004-14T2, 5.5%, 8/25/2034	4,031,529	4,001,932
"A6", Series 2004-14T2, 5.5%, 8/25/2034	4,611,234	4,575,446
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,516	1,513
"1A1", Series 2004-J1, 6.0%, 2/25/2034	958,213	952,989
"A1", Series 2004-35T2, 6.0%, 2/25/2035	2,873,816	2,869,353
"A4", Series 2002-11, 6.25%, 10/25/2032	2,596,564	2,593,595
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	5,280,492	5,190,250
"A2", Series 2004-19, 5.25%, 10/25/2034	4,570,789	4,543,954
"A1", Series 2005-29, 5.75%, 12/25/2035	8,614,950	8,491,795
CS First Boston Mortgage Securities Corp., "1A11", Series 2004-4, 5.5%, 8/25/2034	4,324,958	4,297,221
First Horizon Mortgage Pass-Through Trust:
"2A1", Series 2005-AR2, 5.126% *, 6/25/2035	6,481,455	6,439,637
"1A2", Series 2006-AR4, 5.528%*, 1/25/2037	7,880,027	7,839,291
GE Capital Commercial Mortgage Corp., "AAB", Series 2005-C3, 4.94%, 7/10/2045	2,475,000	2,408,295
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	3,709,145	3,685,935
"A15", Series 2004-J1, 5.25%, 4/25/2034	3,565,806	3,543,735
Greenwich Capital Commercial Funding Corp., "AAB", Series 2006-GG7, 5.912% *, 7/10/2038	3,995,000	4,105,427
GS Mortgage Securities Corp. II, "A4", Series 2005-GG4, 4.761%, 7/10/2039	10,030,000	9,537,097
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.188% *, 1/25/2036	9,450,000	9,330,541
"2A1", Series 2007-AR1, 6.043%, 3/25/2037	43,770,000	44,046,982
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2005-LDP5, 5.179% *, 12/15/2044	11,772,000	11,578,555
JPMorgan Mortgage Trust:
"7A1", Series 2006-A3, 4.581% *, 4/25/2035	8,971,262	8,801,068
"2A4L", Series 2006-A6, 5.582% *, 10/25/2036	7,185,000	7,131,476
LB-UBS Commercial Mortgage Trust, "A4", Series 2005-C7, 5.197% , 11/15/2030	7,830,000	7,675,372
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	6,643,000	6,638,270
"1A10", Series 2006-3, 6.0%, 7/25/2036	6,310,044	6,348,151
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% *, 12/21/2034	6,335,681	6,125,924
Master Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034	915,792	923,245
"8A1", Series 2004-3, 7.0%, 4/25/2034	333,976	336,680
"6A1", Series 2004-5, 7.0%, 6/25/2034	1,433,269	1,456,623
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	5,385,255	5,248,943
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	3,578,000	3,485,717
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,900,273	1,917,565
Residential Accredit Loans, Inc.:
"CB", Series 2004-QS2, 5.75%, 2/25/2034	1,769,772	1,731,612

"CB1", Series 2002-QS17, 6.0%, 11/25/2032	4,459,856	4,485,932
Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	4,972,764	4,872,023
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.644%, 2/25/2037	11,120,000	11,126,516
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25% , 12/25/2035	6,255,000	6,231,578
"5A1", Series 2006-1, 5.25%, 2/25/2036	4,351,420	4,315,287
"6A3", Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,530,713
"5A1", Series 2005-18, 5.55% *, 9/25/2035	2,975,982	2,960,429
"7A4", Series 2006-1, 5.62%, 2/25/2036	6,132,000	6,032,785
"2A1", Series 2006-1, 5.633% *, 2/25/2036	7,925,179	7,891,201
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	47,738	45,396
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	12,020,000	11,730,356
Washington Mutual Mortgage Pass-Through Certificates:
"A1", Series 2005-AR3, 4.639% *, 3/25/2035	6,834,405	6,735,557
"1A3", Series 2005-AR14, 5.068% *, 12/25/2035	6,100,000	6,029,734
"1A3", Series 2005-AR16, 5.113% *, 12/25/2035	6,220,000	6,158,854
"1A1", Series 2006-AR2, 5.328% *, 3/25/2037	8,758,527	8,712,892
"2CB4", Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,171,835
"1A1", Series 2006-AR16, 5.63% *, 12/25/2036	10,121,198	10,094,073
"1A2", Series 2006-AR12, 5.834% *, 10/25/2036	6,990,000	7,023,578
"1A4", Series 2006-AR8, 5.92% *, 8/25/2046	4,311,472	4,328,534
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	537,306	535,399
Wells Fargo Mortgage Backed Securities Trust:
"1A6", Series 2003-1, 4.5%, 2/25/2018	3,597	3,579
"4A2", Series 2005-AR16, 4.992% *, 10/25/2035	9,500,000	9,346,258
"4A4", Series 2005-AR16, 4.992% *, 10/25/2035	3,421,747	3,399,489
"2A5", Series 2006-AR2, 5.096% *, 3/25/2036	20,395,642	20,221,894
"3A2", Series 2006-AR8, 5.238% *, 4/25/2036	10,170,000	10,114,905
"A1", Series 2006-3, 5.5%, 3/25/2036	8,398,339	8,347,487
"A6", Series 2006-AR11, 5.534% *, 8/25/2036	10,255,000	10,227,027
"2A5", Series 2006-AR1, 5.56% *, 3/25/2036	8,400,000	8,264,104
"A1", Series 2006-AR16, 5.69% *, 10/25/2036	10,085,731	10,007,618
"1A3", Series 2006-6, 5.75%, 5/25/2036	6,909,367	6,906,327

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $485,339,630)		484,512,308
Collateralized Mortgage Obligations 13.1%
Fannie Mae Whole Loan:
"A2", Series 2004-W4, 5.0%, 6/25/2034	6,991,393	6,909,694
"A23", Series 2004-W10, 5.0%, 8/25/2034	8,015,000	7,956,168
"1A1", Series 2004-W15, 6.0%, 8/25/2044	2,699,577	2,698,152
Federal Home Loan Mortgage Corp.:
"KB", Series 2552, 4.25%, 6/15/2027	203,755	201,841
"PN", Series 2544, 4.5%, 3/15/2026	3,800,563	3,767,261
"LN", Series 3145, 4.5%, 10/15/2034	7,332,000	7,068,299
"CA", Series 2526, 5.0%, 6/15/2016	1,453	1,442
"AJ", Series 2849, 5.0%, 5/15/2018	4,757,000	4,728,791
"PE", Series 2721, 5.0%, 1/15/2023	14,000	13,386
"BG", Series 2640, 5.0%, 2/15/2032	1,775,000	1,715,402
"YD", Series 2737, 5.0%, 8/15/2032	6,016,056	5,811,082
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,648
"PD", Series 2844, 5.0%, 12/15/2032	11,080,000	10,659,292
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,131,907
"PD", Series 2783, 5.0%, 1/15/2033	6,108,000	5,883,552
"TE", Series 2780, 5.0%, 1/15/2033	13,771,000	13,272,947

"NE", Series 2802, 5.0%, 2/15/2033	90,000	86,724
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,851,458
"PD", Series 2893, 5.0%, 2/15/2033	9,696,000	9,312,992
"TE", Series 2827, 5.0%, 4/15/2033	65,000	62,554
"XD", Series 2941, 5.0%, 5/15/2033	10,975,000	10,506,256
"PE", Series 2864, 5.0%, 6/15/2033	40,000	38,501
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,367,883
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	10,762,296
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,271,693
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,182,807
"JG", Series 2937, 5.0%, 8/15/2033	55,000	52,712
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,691,111
"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	12,155,238
"ND", Series 2938, 5.0%, 10/15/2033	3,865,000	3,704,364
"KE", Series 2934, 5.0%, 11/15/2033	53,000	50,671
"YA", Series 2841, 5.5%, 7/15/2027	7,080,142	7,076,780
"PE", Series 2450, 6.0%, 7/15/2021	32,884	33,092
"CH", Series 2322, 6.0%, 2/15/2029	5,099,530	5,114,811
"YB", Series 2205, 6.0%, 5/15/2029	648,439	648,337
"PE", Series 2165, 6.0%, 6/15/2029	6,219,904	6,252,111
Federal National Mortgage Association:
"PE", Series 2005-44, 5.0%, 7/25/2033	3,625,000	3,466,537
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,351,230
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	76,610
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	23,899
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	86,192
"OG", Series 2001-69, 5.5%, 12/25/2016	25,000	25,015
"J", Series 1998-36, 6.0%, 7/18/2028	5,005,911	5,001,469
"PH", Series 1999-19, 6.0%, 5/25/2029	6,179,713	6,240,839
"Z", Series 2001-14, 6.0%, 5/25/2031	18,980	19,173
"A2", Series 1998-M1, 6.25%, 1/25/2008	1,010,242	1,010,416
"A2", Series 1998-M6, 6.32%, 8/15/2008	5,958,817	6,004,948
"HM", Series 2002-36, 6.5%, 12/25/2029	238	237
Government National Mortgage Association:
"QE", Series 2004-11, 5.0%, 12/16/2032	28,000	26,468
"VK", Series 2002-41, 6.0%, 6/20/2018	3,360,164	3,358,778

Total Collateralized Mortgage Obligations (Cost $195,618,701)		193,743,066
Municipal Bonds and Notes 4.4%
Arkansas, State Development Finance Authority, Collateralized Mortgage Obligation, “A4”, Series 1988-A, Principal Only, Zero Coupon, 7/10/2014 (b)	382,000	248,449
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (b)	120,000	117,035
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (b)	685,000	699,700
California, Housing Finance Agency, Single Family Mortgage:
Series A-1, 7.9%, 8/1/2007 (b)	15,000	15,075
Series A-1, 8.24%, 8/1/2014 (b)	20,000	20,236
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.053%, 1/1/2011 (b)	7,060,000	6,997,519
Contra Costa County, CA, Fire District, Taxable Pension Obligation, 4.76%, 8/1/2013 (b)	6,240,000	6,055,109
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,285,000	1,323,691
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (b)	120,000	120,948
Hillsborough County, FL, Port District Revenue, Tampa Port Authority Project:
Zero Coupon, 6/1/2011 (b)	53,000	42,227
Zero Coupon, 12/1/2011 (b)	53,000	41,166
Hoboken, NJ:

Series B, 4.76%, 2/1/2011 (b)	335,000	327,318
Series B, 4.96%, 2/1/2012 (b)	3,030,000	2,969,279
Series B, 5.12%, 2/1/2013 (b)	3,185,000	3,131,492
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, Series 1997, 8.0%, 11/1/2007	610,000	608,292
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (b)	6,480,000	6,590,419
Luzerne County, PA, General Obligation, Series C, 5.2%, 11/15/2013 (b)	5,645,000	5,594,647
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	277,720	280,283
Muskegon County, MI, General Obligation, 5.5%, 6/1/2007	4,000,000	3,999,120
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,318,056
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (b)	125,000	128,306
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (b)	45,000	43,414
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (b)	3,745,000	3,660,325
Rancho Cordova, CA, Certificates of Participation, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (b)	4,340,000	4,332,969
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	5,000	5,068
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	954,967
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,009,665
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,335,410
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (b)	6,315,000	6,115,825
Wisconsin, Plover Wisconsin Taxable Bond Anticipation Notes, Series C, 6.25%, 12/1/2008	4,325,000	4,362,714

Total Municipal Bonds and Notes (Cost $64,112,858)		64,448,724

US Treasury Obligations 13.7%
US Treasury Bonds:
6.0%, 2/15/2026	67,585,000	75,605,447
8.125%, 8/15/2019	55,775,000	72,150,205
US Treasury Notes:
3.25%, 8/15/2007	17,351,000	17,182,227
4.25%, 11/15/2013	27,000	26,124
4.75%, 3/31/2011	37,143,000	37,041,451

Total US Treasury Obligations (Cost $203,657,545)		202,005,454

Shares	Value ($)

Preferred Stocks 0.1%

Arch Capital Group Ltd., 8.0%* (Cost $703,532)	27,897	734,913

Cash Equivalents 4.0%
Cash Management QP Trust, 5.31% (c) (Cost $59,589,557)	59,589,557	59,589,557

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,522,468,496)	103.0	1,521,355,407
Other Assets and Liabilities, Net	(3.0)	(44,347,171)

Net Assets	100.0	1,477,008,236

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

(a)	When issued securities.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	0.7
Financial Security Assurance, Inc.	0.4
MBIA Corp.	2.0

(c) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007